SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: — SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of the financial statements:

The interim consolidated financial statements have been prepared using accounting policies consistent with IFRS and in accordance with International Accounting Standard (“IAS”) 34 - “Interim Financial Reporting”.

The unaudited Company’s interim consolidated financial statements as of June 30, 2023 and for the six months then ended (“interim financial statements”) should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2022 and for the year then ended which have been prepared in accordance with IFRS.

b.	Significant accounting policies:

The significant accounting policies, presentation and methods of computation adopted in the preparation of these interim financial statements are consistent with those followed in the preparation of the Company’s consolidated audited financial statements for the year ended December 31, 2022, except as set forth below.

c.	Warrants

The Company issued public warrants (the “Warrants”) as part of the closing of the BCA. Each Warrant entitles the holder to purchase one Ordinary share of the Company at an exercise price of $11.50 per share (“Warrant Price”).

A Warrant may be exercised during the period commencing on the date that is thirty (30) days after the consummation of the BCA and terminating on the date that is five (5) years after the date on which the Company consummated the BCA (the “Exercise Period”).

Not less than all of the outstanding Warrants may be redeemed, at the option of the Company, at any time during the Exercise Period at the price of $0.01 per Warrant (“Redemption Price”), provided that the closing price of the Company’s Ordinary share equals or exceeds $18.00 per share, on each of twenty (20) trading days within any thirty (30) trading day period, subject to the terms of the Warrant agreement. In the event of such a redemption, the Company’s management may elect to force all holders of Warrants to exercise such Warrants on a “cashless basis” by surrendering the Warrants for that number of Ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Ordinary shares underlying the Warrants, multiplied by the difference between the Warrant Price and the Fair Market Value (as defined in the Warrant agreement) by (y) the Fair Market Value.

According to IAS 32, derivatives which will be settled only by the issuer exchanging fixed amounts of cash to fixed numbers of the Company's Ordinary shares will be classified as equity. Otherwise, the instrument should be classified as a financial liability. Therefore, the Group has classified all Warrants as a financial liability. The Warrant instrument is initially recognized at fair value, and subsequently measured at fair value changes in fair value are recognized in profit or loss.

d.	Initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

NOTE 2: — SIGNIFICANT ACCOUNTING POLICIES (continued)

1).	Amendment to IAS 1, “Presentation of Financial Statements”:

In February 2021, the International Accounting Standards Board (“IASB”) issued an amendment to IAS 1 (the “IAS 1 Amendment”). Under the IAS 1 Amendment, companies are required to provide disclosure to their substantive accounting policies beyond the current requirement to provide disclosure for their substantial accounting policies. One of the main reasons for this amendment is that the term "significant" does not have a definition in IFRS, while the term "substantial" has a definition in various standards, particularly IAS 1.

The IAS 1 Amendment is effective for annual periods beginning on or after January 1, 2023. The application of the IAS 1 Amendment did not have an impact on the Company’s interim consolidated financial statements, but the IAS 1 Amendment is expected to affect the accounting policy disclosures in the Company's consolidated annual financial statements.

2).	Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8 (the “IAS 8 Amendment”), in which it introduces a new definition of accounting estimates. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The IAS 8 Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The IAS 8 Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. IAS 8 Amendment did not have a material impact on the Company’s interim consolidated financial statements.